Form N-1A Cover	Aug. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Dec. 18, 2024
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX), Investor Class (NBSRX), Class R3 Shares (NRARX), Class R6 Shares (NRSRX), Trust Class (NBSTX), Class E Shares ( ) | Investor Class
Prospectus [Line Items]
Trading Symbol	NBSRX
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX), Investor Class (NBSRX), Class R3 Shares (NRARX), Class R6 Shares (NRSRX), Trust Class (NBSTX), Class E Shares ( ) | Trust Class
Prospectus [Line Items]
Trading Symbol	NBSTX
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX), Investor Class (NBSRX), Class R3 Shares (NRARX), Class R6 Shares (NRSRX), Trust Class (NBSTX), Class E Shares ( ) | Institutional Class
Prospectus [Line Items]
Trading Symbol	NBSLX
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX), Investor Class (NBSRX), Class R3 Shares (NRARX), Class R6 Shares (NRSRX), Trust Class (NBSTX), Class E Shares ( ) | Class C
Prospectus [Line Items]
Trading Symbol	NRACX
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX), Investor Class (NBSRX), Class R3 Shares (NRARX), Class R6 Shares (NRSRX), Trust Class (NBSTX), Class E Shares ( ) | Class R3
Prospectus [Line Items]
Trading Symbol	NRARX
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX), Investor Class (NBSRX), Class R3 Shares (NRARX), Class R6 Shares (NRSRX), Trust Class (NBSTX), Class E Shares ( ) | Class A
Prospectus [Line Items]
Trading Symbol	NRAAX
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX), Investor Class (NBSRX), Class R3 Shares (NRARX), Class R6 Shares (NRSRX), Trust Class (NBSTX), Class E Shares ( ) | Class R6
Prospectus [Line Items]
Trading Symbol	NRSRX